Shareholder Report, Line Graph (Details) 195932_Roundhill Ether Covered Call Strategy ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Sep. 03, 2024	Dec. 31, 2025
Roundhill Ether Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill Ether Covered Call Strategy ETF NAV
Accumulated Value	$ 12,392	$ 10,000	$ 8,585
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,294	$ 10,000	$ 12,611